Debt instruments (Tables)	12 Months Ended
Dec. 31, 2018
Debt instruments (Tables) [Abstract]
Balances of Debt instruments

The breakdown, by classification, type and currency, of the balances of “Debt instruments” is as follows:

Thousand of reais	2018	2017	2016

Classification:
Financial assets held for trading (1)	-	34,879,681	59,994,946
Financial Assets Measured At Fair Value Through Profit Or Loss	3,171,746	-	-
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	50,066,469	-	-
Other Financial assets designated at fair value through profit or loss	-	1,658,689	1,668,749
Financial assets - available-for-sale	-	84,716,747	55,829,572
Financial Assets Measured At Fair Value Through Other Comprehensive Income (1)	85,395,691	-	-
Investments Held-to-Maturity	-	10,214,454	10,048,761
Loans and receivables	-	17,616,515	16,283,259
Financial Assets Measured At Amortized Cost	36,799,509	-	-
Of which:
Debt Instruments	39,513,460	20,400,082	17,838,162
Impairment losses	(2,713,951)	(2,783,567)	(1,554,903)
Total	175,433,415	149,086,086	143,825,287

Type:
Government securities - Brazil (2)	116,531,146	122,362,389	122,971,854
Debentures and Promissory notes	10,555,952	12,097,230	12,922,763
Other debt securities	48,346,317	14,626,467	7,930,670
Total	175,433,415	149,086,086	143,825,287

(1)     On December 31, 2018, management decided to change the classification of Financial Treasury Bills - LFT, of the securities portfolio of Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Getnet SA), Banco Bandepe SA and Santander Corretora de Cambio e Valores Mobiliários S.A. (Santander CCVM). The securities were transferred from the Trading to Available for Sale category, in the amounts of R$739,430, R$14,099 and R$375,488, respectively. Such transfers did not impact the amounts of Consolidated and also did not generate effect on the result. The change in the category occurred due to the revaluation of the recent trading history of these assets.

(2)     Includes, substantially, National Treasury Bills (LTN), Treasury Bills (LFT) e National Treasury Notes (NTN-A, NTN-B, NTN-C e NTN-F

Balances of Debt instruments - Currency
Thousand of reais	2018	2017	2016

Currency:
Brazilian Real	166,743,410	137,420,134	134,037,665
US dollar	8,690,005	11,665,952	9,107,513
Euro	-	-	680,109
Total	175,433,415	149,086,086	143,825,287

Debt Instruments linked to
Thousand of reais	2018	2017	2016

Debt Instruments linked to:
Repo Operations	90,909,891	77,781,728	71,810,310
Banco Central Mandatory Deposits	1,449,207	2,305,158	3,044,896
Operations guarantees in B3 S.A. - Brasil, Bolsa, Balcão (B3 S.A.)	17,985,160	6,273,561	6,221,046
Associated to judiciary deposits and other guarantees	2,078,042	4,743,298	5,358,604
Total	112,422,300	91,103,745	86,434,856